TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of trade accounts payable

	12.31.2024	12.31.2023
Sundry suppliers (Opex, Capex, Services e Material)	8,194,196	7,213,698
Related parties (Note 29.)	546,069	509,836
Amounts payable (operators, cobilling)	246,659	221,777
Interconnection / interlink	243,700	224,634
Total	9,230,624	8,169,945